CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 2.4	₪ 2.4
Ordinary shares, shares authorized	360,000,000	90,000,000
Ordinary shares, shares issued	46,239,183	8,272,908
Ordinary shares, shares outstanding	46,239,183	8,272,908